Repurchase Agreements - Non Trading (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Repurchase Agreements [Abstract]
Summary of Repurchase Agreements - Non Trading

	30 June 2023	31 December 2022
	£m	£m
Agreements with banks	406	50
Agreements with customers	9,447	7,932
	9,853	7,982